Investments in associates -Share of loss in associates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of associates [line items]
Share of income in associates	$ (6,159)	$ (5,353)	$ (4,146)
Aeropuertos Andinos del Peru S.A.
Disclosure of associates [line items]
Share of income in associates	(4,492)	(3,937)	(3,664)
Sociedad Aeroportuaria Kuntur Wasi S.A.
Disclosure of associates [line items]
Share of income in associates	(2,070)	(1,151)	(1,661)
Others
Disclosure of associates [line items]
Share of income in associates	$ 403	$ (265)	$ 1,179